SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Selling, General and Administrative Expense [Abstract]
Schedule of the components of selling, general and administrative expenses	The components of selling, general and administrative expenses were as follows for the years ended December 31:

(in thousands)	2021	2020

Compensation and benefits	$28,367	$35,521
Professional services	10,163	11,444
Amortization of intangible assets	9,467	14,720
Occupancy related costs	9,332	19,363
Marketing costs	2,157	3,325
Depreciation and amortization	1,430	2,580
Other	6,133	5,783

Total	$67,049	$92,736